Prospectus supplement dated November 24, 2021
to the following prospectus(es):
Nationwide Innovator Corporate VUL prospectus dated May 1, 2021
Next Generation Corporate Variable Universal Life and Future Executive VUL prospectuses dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	The prospectus offers the following underlying mutual funds as investment options under the policy.
Effective on or about December 6, 2021 (the "Effective Date"), the name of the investment options are updated as indicated below:
CURRENT NAME	UPDATED NAME
Wells Fargo Variable Trust – VT Discovery Fund: Class 2	Allspring Variable Trust – VT Discovery Fund: Class 2
Wells Fargo Variable Trust – VT Small Cap Growth Fund: Class 2	Allspring Variable Trust – VT Small Cap Growth Fund: Class 2
2.	On the Effective Date, the Sub-Advisors, Wells Capital Management, LLC and Wells Fargo Asset Management, will be renamed to Allspring Global Investments.
PROS-0607
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